INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES
18.	INCOME TAXES

United States

The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2021 and 2022 is 27.98%, which is a blended state and federal rate.

PRC

The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Shanghai Hesai applied for the HNTE qualification and received approval in December 2019, and such qualification was renewed in November 2022 for 2022 to 2024. Shanghai Hesai was entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years ended December 2020, 2021 and 2022.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC, enterprises engaging in R&D activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for 2020 and 200% for 2021 and afterwards (“Super Deduction”) when enterprise engage in manufacturing business. The additional deduction of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Withholding tax on undistributed dividends

Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement.

18.INCOME TAXES (continued)

Withholding tax on undistributed dividends - continued

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%. The Company is not subject to any other uncertain tax position.

The current and deferred portion of income tax expenses included in the combined and consolidated statements of operations and comprehensive loss are as follows:

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	—	—	2
Over-provision in prior year	(125)	(1,057)	—
Deferred tax benefits	(74)	(58)	(68)
Income tax (benefits) expenses	(199)	(1,115)	(66)

Net Loss before income tax by tax jurisdiction:

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net loss before income tax from PRC operations	(104,524)	(92,498)	(251,302)
Net loss before income tax from non-PRC operations	(2,891)	(153,444)	(49,529)
Total net loss before income tax	(107,415)	(245,942)	(300,831)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Year ended December 31,
	2020	2021	2022
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	0.10%	(4.39)%	(3.09)%
Non-deductible expenses	(0.30)%	(17.98)%	(6.12)%
Effect of super deduction on R&D expenses	38.83%	34.83%	41.00%
Effect of change of valuation allowance	(63.56)%	(37.44)%	(56.77)%
Over provision for prior years	0.12%	0.43%	—
Income tax expenses	0.19%	0.45%	0.02%

18.INCOME TAXES (continued)

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	220,480	373,215
– Deductible temporary differences	11,562	31,348
– Deferred revenue	9,443	6,294
Less: valuation allowance	(241,485)	(410,857)
Net deferred tax assets	—	—
Deferred tax liabilities
– Identifiable intangible assets from business combination.	466	439
Total deferred tax liabilities	466	439

Movement of valuation allowance

Movement of valuation allowance is as follow:

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	67,985	136,269	241,485
Addition	68,284	105,216	169,372
Total	136,269	241,485	410,857

For the years ended December 31, 2020, 2021 and 2022, the Group had net operating loss carry forwards of approximately RMB476,996, RMB881,256,and RMB1,492,808 respectively, which arose from the subsidiaries established in the PRC and United States. The loss carry forwards will expire during the period from 2024 to 2032, while the federal loss carry forwards for US entities do not expire and can be carried forward indefinitely. The Group had provided a full valuation allowance for the deferred tax assets as of December 31, 2021, and 2022, as management determined that deferred tax assets were not more likely than not to be realizable in future tax years based on all available evidence.